Business Acquisitions - Aggregate Consideration for Assets Acquired and Liabilities Assumed (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 734.7
Notes payable	41.6
Cash acquired	32.2
Consideration	776.3	$ 61.3
Net cash paid	702.5
Assets and liabilities acquired
Trade receivables	98.9
Unbilled receivables	43.5
Trade and other payables	(75.5)
Deferred revenue	(43.0)
Other non-cash working capital	12.0
Property and equipment	11.6
Lease assets	79.9
Intangible assets	205.7	12.7
Lease liabilities	(91.4)
Other	(10.5)
Deferred tax liabilities	(19.9)
Total identifiable net assets at fair value	243.5	$ 29.9
Goodwill arising on acquisitions	532.8
Cardno acquisition
Disclosure of detailed information about business combination [line items]
Cash consideration	657.6
Notes payable	1.0
Cash acquired	19.5
Consideration	658.6
Net cash paid	638.1
Assets and liabilities acquired
Trade receivables	84.9
Unbilled receivables	39.9
Trade and other payables	(64.6)
Deferred revenue	(41.6)
Other non-cash working capital	11.5
Property and equipment	11.0
Lease assets	70.4
Intangible assets	175.2
Lease liabilities	(82.3)
Other	(8.2)
Deferred tax liabilities	(14.6)
Total identifiable net assets at fair value	201.1
Goodwill arising on acquisitions	457.5
Other acquisitions
Disclosure of detailed information about business combination [line items]
Cash consideration	77.1
Notes payable	40.6
Cash acquired	12.7
Consideration	117.7
Net cash paid	64.4
Assets and liabilities acquired
Trade receivables	14.0
Unbilled receivables	3.6
Trade and other payables	(10.9)
Deferred revenue	(1.4)
Other non-cash working capital	0.5
Property and equipment	0.6
Lease assets	9.5
Intangible assets	30.5
Lease liabilities	(9.1)
Other	(2.3)
Deferred tax liabilities	(5.3)
Total identifiable net assets at fair value	42.4
Goodwill arising on acquisitions	$ 75.3